STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total		Share capital and Number of ordinary shares [Member]		Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2010	$ 209,029		$ 149		$ 271,959	$ 540	$ (63,619)
Balance, shares at Dec. 31, 2010			26,033,876
Exercise of stock options	8,082		6		8,076
Exercise of stock options, shares			814,525
Vesting of restricted share units		[1]		[1]
Vesting of restricted share units, shares			206,262
Stock-based compensation	8,606				8,606
Other comprehensive income (loss), net of tax	(1,500)					(1,500)
Net income	7,942	[2]					7,942
Balance at Dec. 31, 2011	232,159		155		288,641	(960)	(55,677)
Balance, shares at Dec. 31, 2011			27,054,663
Exercise of stock options	12,890		6		12,884
Exercise of stock options, shares			964,258
Vesting of restricted share units		[1]		[1]
Vesting of restricted share units, shares			285,471
Stock-based compensation	11,198				11,198
Other comprehensive income (loss), net of tax	1,747					1,747
Net income	15,651						15,651
Balance at Dec. 31, 2012	273,645		161		312,723	787	(40,026)
Balance, shares at Dec. 31, 2012	28,304,392		28,304,392
Exercise of stock options	1,363		3		1,360
Exercise of stock options, shares	121,266		121,266
Vesting of restricted share units		[1]		[1]
Vesting of restricted share units, shares			442,837
Stock-based compensation	13,920				13,920
Other comprehensive income (loss), net of tax	(350)
Net income	21,698						21,698
Balance at Dec. 31, 2013	$ 310,276		$ 164		$ 328,003	$ 437	$ (18,328)
Balance, shares at Dec. 31, 2013	28,868,495		28,868,495

[1]	Represents an amount lower than $ 1.
[2]	Including one time repayment of OCS grants (see Note 11b)